Related Party Balances and Transactions - Schedule of Movement of Loan Principal and Financing Service Fee Receivables Due from Related Parties (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Payments	¥ (1,000,000)	¥ (272,318)
Key Management and their Immediate Families [Member]
Related Party Transaction [Line Items]
Balance at beginning of the year	1,000,000
Payments	(1,000,000)
Balance at end of the year	¥ 0	¥ 1,000,000